OLD MUTUAL FUNDS I

Old Mutual Analytic Fund

Old Mutual Analytic Global Fund

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated October 1, 2008

to the Prospectus dated November 19, 2007, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I.  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Portfolio Manager Change

Effective September 17, 2008, Steve Miller is no longer a co-portfolio manager of Old Mutual Clay Finlay Emerging Markets Fund.  All references to Mr. Miller in the Prospectus are hereby removed.

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Distributor: Old Mutual Investment Partners
R-08-375 10/2008

OLD MUTUAL FUNDS I

Old Mutual Analytic Fund

Old Mutual Analytic Global Fund

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Old Mutual International Bond Fund

Old Mutual Provident Mid-Cap Growth Fund

Supplement dated October 1, 2008

to the Statement of Additional Information dated February 1, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I.  You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Portfolio Manager Change

Effective September 17, 2008, Steve Miller is no longer a co-portfolio manager of Old Mutual Clay Finlay Emerging Markets Fund.  All references to Mr. Miller in the SAI are hereby removed.

__________________________________
Distributor: Old Mutual Investment Partners
R-08-376 10/2008